COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 53	$ 64	$ 45
San Diego Gas and Electric Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	17	24	23
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 35	$ 39	$ 21